Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Comprehensive Loss	Accumulated Deficit	Total
Begining Balance, amount at Dec. 31, 2010	$ 750	$ 189,250	$ (54,000)	$ (16,499)	$ 119,501
Begining Balance, shares at Dec. 31, 2010	750,000
Common stock issued to parent, shares	5,250,000
Common stock issued to parent, amount	5,250	(5,250)	0	0	0
Common stock issued for cash, shares	465,000
Common stock issued for cash, amount	465	15,035			15,500
Common stock issued for services, shares	3,534,000
Common stock issued for services, amount	3,534	114,266			117,800
Unrealized gain (loss) on parent common stock, shares
Unrealized gain (loss) on parent common stock, amount			(98,000)		(98,000)
Net (Loss)				(179,858)	(179,858)
Ending balance, amount at Dec. 31, 2011	9,999	313,301	(152,000)	(196,357)	(25,057)
Ending balance, shares at Dec. 31, 2011	9,999,000
Common stock issued for cash, shares	5,050,000
Common stock issued for cash, amount	5,050	249,950
Common stock issued for services, shares	3,401,000
Common stock issued for services, amount	3,401	120,799
Common stock issued for assignment of patent pending, shares	100,000
Common stock issued for assignment of patent pending, amount	100	24,900
Common stock issued for customer assignment agreement, shares	500,000
Common stock issued for customer assignment agreement, amount	500	124,500
Vesting of common stock option, shares
Vesting of common stock option, amount		189,000
Unrealized gain (loss) on parent common stock, shares
Unrealized gain (loss) on parent common stock, amount			114,000		114,000
Net (Loss)				(694,784)	(694,784)
Ending balance, amount at Dec. 31, 2012					$ 112,359